INCOME TAXES (Tables)	12 Months Ended
May 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	Financial Years Ended May 31,
	2024	2023	2022
	$’000	$’000	$’000

Income tax current year	-	281	417
Income tax refund	(125)	-	-

Income tax (refund) expense	(125)	281	417

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the financial years ended May 31, 2024, 2023 and 2022 are as follows:

	Financial Years Ended May 31,
	2024	2023	2022
	$’000	$’000	$’000

Loss/Income before income taxes	(1,102)	1,087	2,650
Statutory income tax rate	17%	17%	17%
Income tax (refund) expense at statutory rate	(187)	185	450
Tax effect of non-taxable income	(14)	(22)	(22)
Tax effect of non-deductible items	144	163	102
Under provision in previous financial year	135	92	10
Deferred tax assets not recognised	(125)	-	-
Utilization of capital allowances	(40)	(125)	(123)
Others	(38)	(12)	-

Income tax (refund) expense	(125)	281	417